Derivative liability - Changes in deferred stock units (Details) - Deferred Stock Units [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification to liability	$ 152,164
Number of units issued	51,468	51,468
Vesting period	1 year
Number of DSU
Reclassification to liability		44,623
DSUs exercised		(11,510)
Issuance	51,468	51,468
Balance at the end	84,581	84,581
Amount
Reclassification to liability		$ 152,164
DSUs exercised		(39,248)
Issuance		9,484
Balance at the end	$ 122,400	$ 122,400